Taxation	12 Months Ended
Dec. 31, 2012
Taxation [Abstract]
Taxation
Note 4 – Taxation

Income taxes consist of the following:

	Year ended December 31
(In US$ millions)	2012	2011	2010

Current tax expense:
Bermuda	-	-	-
Foreign	167	328	184
Deferred tax expense:
Bermuda	-	-	-
Foreign	58	24	14
Deferred taxes acquired during the year	-	-	-
Tax related to internal sale of assets in subsidiary, amortized for group purposes	7	(163)	(39)
Total provision	232	189	159
Effective tax rate	16.1%	11.3%	12.1%

The Company, including its subsidiaries, is taxable in several jurisdictions based on its rig operations. A loss in one jurisdiction may not be offset against taxable income in another jurisdiction. Thus, the Company may pay tax within some jurisdictions even though it might have an overall loss at the consolidated level.

The income taxes for the years ended December 31 differed from the amount computed by applying the statutory income tax rate of 0 % as follows:

	Year ended December 31
(In US$ millions)	2012	2011	2010

Income taxes at statutory rate	-	-	-
Effect of transfers to new tax jurisdictions	7	(163)	(39)
Effect of change on uncertain tax positions relating to prior year	91	24	-
Effect of change in taxable currency	-	-	-
Effect of taxable income in various countries	134	328	198
Total	232	189	159

Deferred Income Taxes

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets (liabilities) consist of the following:

Deferred Tax Assets:

(In US$ millions)	December 31, 2012	December 31, 2011

Pension	8	11
Provisions	3	15
Property, plant and equipment	-	9
Other	2	8
Gross deferred tax asset	13	43

Deferred Tax Liability:

(In US$ millions)	December 31, 2012	December 31, 2011

Property, plant and equipment	5	-
Gain from sale of fixed assets	23	31
Foreign exchange	54	-
Other	1	13
Gross deferred tax liability	83	44

Net deferred tax	(70)	(1)

Net deferred taxes are classified as follows:

(In US$ millions)	December 31, 2012	December 31, 2011

Short-term deferred tax asset	-	10
Long-term deferred tax asset	13	33
Short-term deferred tax liability	6	10
Long-term deferred tax liability	77	34
Net deferred tax	70	1

Future taxable income justifies the inclusion of tax loss carry-forward in the calculation of net deferred taxes.

Uncertain tax positions

In October 2011, the tax authorities in Norway issued a tax reassessment pertaining to tax filings made by our consolidated subsidiary, North Atlantic Drilling Limited ("North Atlantic") for the years 2007 through 2009. The following issues were addressed in the tax reassessment:

a)
the Company's 2007 tax positions relating to a possible taxable gain arising from the transfer of certain legal entities to a different tax jurisdiction. These positions also affect the relevant filed tax assessments for 2008, 2009 and 2010. To the extent there is a taxable gain, there is also an uncertainty related to the amount of such gain, and this, in turn, is affected by the timing of the transfer of the domiciles of the legal entities to a new tax jurisdiction. In the Company's opinion, the transfer by the legal entities of their domiciles took place in December 2007.

b)
the principles for conversion of the functional currency for several Norwegian subsidiaries for tax reporting purposes. In the Company's view, applicable tax legislation is subject to various interpretations related to the calculation of the tax basis measured in Norwegian kroner. There is ongoing correspondence with tax authorities with regards to calculation methods for conversion of accounts in functional currency to taxable income in Norwegian kroner.

Management remains of the opinion that the tax authorities' position, related to item a) above, is based on an unconstitutional retroactive application of the law. We will vigorously defend ourselves against this claim and we have filed legal action in Norway to mitigate the liability. The case is set to be heard in October 2013 in the Oslo District Court. As for item b) above, we are in ongoing discussions with the tax authorities. In the event that we are successful in defending ourselves against these claims, current year and previous year amounts that have been recognized would be reversed into the Consolidated Statement Operations.

Management has performed an analysis for uncertain tax positions in the various jurisdictions in which the Company operates, in accordance with ASC Topic 740 Income Taxes. The Company has recognized additional expense in the Consolidated Statement of Operations of $91 million in 2012 to reflect the impact for the items above based of ongoing discussions with the tax authorities.

In 2011 the Company recorded tax expense of $24 million in the Consolidated Statement of Operations and $39 million as deferred charges in the Consolidated Balance Sheet, which is amortized over the remaining lifetime of the sold drilling units.

The changes to our liabilities related to unrecognized tax benefits, excluding interest and penalties that we recognize as a component of income tax expense, where as follows:

	Year ended December 31
(In US$ millions)	2012	2011	2010
Balance beginning of period	63	-	-
Additions during the period	91	63	-
Balance end of period	154	63	-

In relation to the above mentioned possible tax claims, Seadrill Limited has provided North Atlantic Drilling Limited with a liquidity facility covering any liquidity exposure for North Atlantic Drilling Limited and where Seadrill Limited will keep North Atlantic Drilliing Limited harmless for any tax claim exceeding $63 million related to the move of legal entities to a new tax jurisdiction and the use of US dollar as the functional currency for tax reporting purposes.

The parent company, Seadrill Limited, is headquartered in Bermuda where we have been granted a tax exemption until 2035. Other jurisdictions in which the Company and its subsidiaries operate are taxable based on rig operations. A loss in one jurisdiction may not be offset against taxable income in another jurisdiction. Thus, the Company may pay tax within some jurisdictions even though it may have an overall loss at the consolidated level. The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
Australia	2008
Nigeria	2007
Norway	2007
Thailand	2003